Other operating income (expense), net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other Operating Income Expense Net
Net gain (loss) on disposal of property, plant and equipment	S/ 4,599		S/ 42		S/ (3,445)
Income from management and administrative services provided to related parties, note 27	1,765		1,560		1,103
Changes in the estimation of rehabilitation provision, note 14	910				(5,259)
Income from land rental and office lease, note 27	707		682		700
Recovery of expenses	534		796		1,053
Net income from sale of impaired inventories					2,593
Allowance for expected credit losses, note 7(c)	(9,034)
Reconstruction of public road network destroyed by the Coastal El Nino	(5,675)		(1,209)
Write-off for disasters	(784)	[1]	(9,688)	[1]
Other minor, net	(1,719)		3,460		5,699
Total other operating income (expense), net	S/ (8,697)		S/ (4,357)		S/ 2,444

[1]	During the first quarter of 2017, Peru was affected by the natural phenomenon Coastal El Nino, which caused heavy rains, floods and mudslides in northern Peru since mid-February. The economic losses associated with damage to inventories, machinery and equipment and cost overruns for damage to roads necessary for the distribution of merchandise to customers, which as of December 31, 2018 and 2017 amounted to S/784,000 and S/9,688,000 respectively, this amount is presented net of the compensation recognized by the insurance company. Of the total amount recognized by the insurance company, S/7,876,000 and S/7,189,000 are pending collection as of December 31, 2018 and 2017, respectively.